CONSOLIDATED STATEMENTS OF SHAREOWNERS' EQUITY - USD ($) shares in Millions, $ in Millions	Total	TOTAL EQUITY ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY	COMMON STOCK	CAPITAL SURPLUS	REINVESTED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	TREASURY STOCK	EQUITY ATTRIBUTABLE TO NONCONTROLLING INTERESTS
Balance at beginning of year (in shares) at Dec. 31, 2015			4,324
Increase (Decrease) in Stockholders' Equity
Treasury stock issued to employees related to stock compensation plans (in shares)			50
Purchases of treasury stock (in shares)			(86)
Balance at end of year (in shares) at Dec. 31, 2016			4,288
Balance at beginning of year at Dec. 31, 2015				$ 14,016	$ 65,018	$ (10,174)	$ (45,066)	$ 210
Increase (Decrease) in Stockholders' Equity
Stock issued to employees related to stock compensation plans				589			811
Tax benefit (charge) from stock compensation plans				130
Stock-based compensation expense				258
Other activities				0
Net income attributable to shareowners of The Coca-Cola Company	$ 6,527				6,527
Dividends (per share — $1.56, $1.48 and $1.40 in 2018, 2017 and 2016, respectively)					(6,043)
Net other comprehensive income (loss)		$ (1,031)				(1,031)
Purchases of treasury stock							(3,733)
Net Income (Loss) Attributable to Noncontrolling Interest	23							23
Net foreign currency translation adjustment	(626)	(613)						(13)
Dividends paid to noncontrolling interests								(25)
Contributions by noncontrolling interests								1
Business combinations								0
Deconsolidation of certain entities								(34)
Other activities								(4)
Balance at end of year at Dec. 31, 2016				14,993	65,502	(11,205)	(47,988)	158
Common Stock			$ 1,760
Increase (Decrease) in Stockholders' Equity
Cumulative Effect of New Accounting Principle in Period of Adoption					0
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets						0
TOTAL EQUITY ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY		23,062
Treasury stock issued to employees related to stock compensation plans (in shares)			53
Purchases of treasury stock (in shares)			(82)
Balance at end of year (in shares) at Dec. 31, 2017			4,259
Increase (Decrease) in Stockholders' Equity
Stock issued to employees related to stock compensation plans				655			909
Tax benefit (charge) from stock compensation plans				0
Stock-based compensation expense				219
Other activities				(3)
Net income attributable to shareowners of The Coca-Cola Company	1,248				1,248
Dividends (per share — $1.56, $1.48 and $1.40 in 2018, 2017 and 2016, respectively)					(6,320)
Net other comprehensive income (loss)		900				900
Purchases of treasury stock							(3,598)
Net Income (Loss) Attributable to Noncontrolling Interest	35							35
Net foreign currency translation adjustment	861	823						38
Dividends paid to noncontrolling interests								(15)
Contributions by noncontrolling interests								0
Business combinations								1,805
Deconsolidation of certain entities								(157)
Other activities								41
Balance at end of year at Dec. 31, 2017	18,977			15,864	60,430	(10,305)	(50,677)	1,905
Common Stock	1,760		$ 1,760
Increase (Decrease) in Stockholders' Equity
Cumulative Effect of New Accounting Principle in Period of Adoption					0
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets						0
TOTAL EQUITY ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY	17,072	17,072
Treasury stock issued to employees related to stock compensation plans (in shares)			48
Purchases of treasury stock (in shares)			(39)
Balance at end of year (in shares) at Dec. 31, 2018			4,268
Increase (Decrease) in Stockholders' Equity
Stock issued to employees related to stock compensation plans				467			704
Tax benefit (charge) from stock compensation plans				0
Stock-based compensation expense				225
Other activities				(36)
Net income attributable to shareowners of The Coca-Cola Company	6,434				6,434
Dividends (per share — $1.56, $1.48 and $1.40 in 2018, 2017 and 2016, respectively)					(6,644)
Net other comprehensive income (loss)		(2,100)				(2,100)
Purchases of treasury stock							(1,746)
Net Income (Loss) Attributable to Noncontrolling Interest	42							42
Net foreign currency translation adjustment	(2,035)	(2,088)						53
Dividends paid to noncontrolling interests								(31)
Contributions by noncontrolling interests								0
Business combinations								101
Deconsolidation of certain entities								0
Other activities								7
Balance at end of year at Dec. 31, 2018	19,058			$ 16,520	63,234	(12,814)	$ (51,719)	$ 2,077
Common Stock	1,760		$ 1,760
Increase (Decrease) in Stockholders' Equity
Cumulative Effect of New Accounting Principle in Period of Adoption					$ 3,014
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets | Accounting Standards Update 2016-01 [Member]						$ (409)
TOTAL EQUITY ATTRIBUTABLE TO SHAREOWNERS OF THE COCA-COLA COMPANY	$ 16,981	$ 16,981